Loans and Investments, Non-performing Loans (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan
Non-performing loans by asset class
Number of loans | loan	170	144
Carrying value of loans	$ 2,652,538,000
Non-performing loans
Non-performing loans by asset class
Number of loans | loan	2	3
Carrying value of loans	$ 29,100,000
Loan loss reserves	7,400,000	$ 22,900,000
Carrying Value	36,450,000	22,853,000
Greater Than 90 Days Past Due
Non-performing loans by asset class
Past Due, Non-performing Loans	0	0
Greater Than 90 Days Past Due | Non-performing loans
Non-performing loans by asset class
Past Due, Non-performing Loans	36,450,000	22,853,000
Accruing interest	0	0
Hotel Portfolio | Non-performing loans
Non-performing loans by asset class
Carrying Value	34,750,000
Hotel Portfolio | Greater Than 90 Days Past Due | Non-performing loans
Non-performing loans by asset class
Past Due, Non-performing Loans	34,750,000
Office | Non-performing loans
Non-performing loans by asset class
Carrying Value		20,472,000
Office | Greater Than 90 Days Past Due | Non-performing loans
Non-performing loans by asset class
Past Due, Non-performing Loans		20,472,000
Multifamily Portfolio | Non-performing loans
Non-performing loans by asset class
Carrying Value		681,000
Multifamily Portfolio | Greater Than 90 Days Past Due | Non-performing loans
Non-performing loans by asset class
Past Due, Non-performing Loans		681,000
Commercial | Non-performing loans
Non-performing loans by asset class
Carrying Value	1,700,000	1,700,000
Commercial | Greater Than 90 Days Past Due | Non-performing loans
Non-performing loans by asset class
Past Due, Non-performing Loans	$ 1,700,000	$ 1,700,000